Other Assets - Summary of Other Assets (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Disclosure of other assets [abstract]
Cash collateral	$ 15,629	$ 14,467
Margin deposits	5,688	4,940
Receivable from brokers, dealers and clients	2,511	2,868
Accounts receivable and prepaids	4,569	4,047
Investments in joint ventures and associates	652	686
Employee benefit assets	147	626
Insurance-related assets
Collateral loans	926	991
Policy loans	95	99
Reinsurance assets	748	656
Other	78	163
Deferred income tax asset	1,989	1,475	$ 1,948
Taxes receivable	5,553	5,456
Accrued interest receivable	2,866	2,641
Precious metals	416	361
Commodity trading receivables	4,232	1,898
Other	2,974	2,690
Other assets	$ 49,073	$ 44,064